Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Contribution [Line Items]
Plan Termination

Note 5 - Plan Termination

Although the Company has not expressed any intent to do so, it has the right under the Plan document to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in their accounts.